Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such annual awards to employees other than our Chief Executive Officer in the fourth quarter of each year. Awards to newly-hired employees and awards in the case of promotions or other special circumstances are made on an ongoing basis. Awards to our Chief Executive Officer are generally made in the first half of each year. In fiscal 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option‐like instruments to our NEOs.

Award Timing Method
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such annual awards to employees other than our Chief Executive Officer in the fourth quarter of each year. Awards to newly-hired employees and awards in the case of promotions or other special circumstances are made on an ongoing basis. Awards to our Chief Executive Officer are generally made in the first half of each year. In fiscal 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option‐like instruments to our NEOs.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such annual awards to employees other than our Chief Executive Officer in the fourth quarter of each year. Awards to newly-hired employees and awards in the case of promotions or other special circumstances are made on an ongoing basis. Awards to our Chief Executive Officer are generally made in the first half of each year.
MNPI Disclosure Timed for Compensation Value	false